Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 895,000	$ 430,000
Accounts receivable	6,000
Inventory	131,000	228,000
Prepaid expenses and other current assets	923,000	308,000
Total current assets	1,955,000	966,000
Property and equipment, net	187,000	128,000
Other assets	156,000	44,000
Total assets	2,298,000	1,138,000
Current liabilities:
Accounts payable	416,000	967,000
Accrued liabilities	223,000	516,000
Note payable	2,500,000	1,463,000
Related party convertible bridge notes		4,875,000
Total current liabilities	3,139,000	7,821,000
Preferred stock warrant liabilities		624,000
Total liabilities	3,139,000	8,445,000
Commitments and contingences (Note 8)
Stockholders’ equity (deficit):
Convertible Preferred Stock	0	0
Common stock, $0.001 par value; 612,000,000 shares authorized as of December 31, 2013; 0 and 6,555,305 shares issued and outstanding as of December 31, 2014 and 2013, respectively		7,000
Common stock and paid-in capital, no par value; unlimited shares authorized as of December 31 2014; 18,341,294 and 0 shares issued and outstanding as of December 31, 2014 and 2013, respectively	35,244,000
Additional paid-in capital		22,396,000
Accumulated deficit	(36,085,000)	(29,905,000)
Total stockholders’ equity (deficit)	(841,000)	(7,307,000)
Total liabilities and stockholders’ equity (deficit)	2,298,000	1,138,000
Series A Preferred Stock [Member]
Stockholders’ equity (deficit):
Convertible Preferred Stock		24,000
Series B Preferred Stock [Member]
Stockholders’ equity (deficit):
Convertible Preferred Stock		$ 171,000